Income and mining taxes (Schedule of detailed information about effective income tax expense recovery) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Current income taxes (Canada)	$ 11,196	$ 5,251
Current income taxes (Peru)	13,723	19,103
Current mining taxes (Canada)	341	9,085
Current mining taxes (Peru)	4,379	11,030
Adjustments in respect of prior years	6,273	707
Current tax expense (income) and adjustments for current tax of prior periods	35,912	45,176
Deferred income taxes (recoveries) - origination, revaluation and/or reversal of temporary differences (Canada)	(59,082)	25,811
Deferred income taxes (recoveries) - origination, revaluation and/or reversal of temporary differences (Peru)	(6,280)	10,780
Deferred income taxes (recoveries) - origination, revaluation and/or reversal of temporary differences (United States)	(68,106)	3,170
Deferred mining taxes (recoveries) - origination, revaluation and/or reversal of temporary difference (Canada)	(10,266)	414
Deferred mining taxes (recoveries) - origination, revaluation and/or reversal of temporary difference (Peru)	(1,948)	(621)
Adjustments in respect of prior years	817	691
Deferred tax expense (income)	(144,865)	40,245
Tax (recovery) expense	$ (108,953)	$ 85,421